Tax on Profit/(Loss) for the Year and Deferred Tax - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, not recognized	€ 721,631	€ 599,476	€ 537,953
Tax losses carryforwards other temporary deductible differences amount	3,280,000
Tax losses carryforwards	1,954,600	1,946,200	2,371,300
Income taxes refund	700	700	700
Additional future tax deduction related to share based payments	€ 67,000	21,700	10,600
Future tax period	20 years
Additional tax deductions related to tax credits	€ 29,700	€ 24,800	€ 8,400
Revenue threshold limit	€ 750,000